Property, Plant and Equipment, Net - Borrowing Costs Capitalized and Capitalized Interest Rate (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 7,669,700	₩ 6,733,289	₩ 4,927,586
Borrowing costs capitalized	193,093	126,260	44,264
Weighted average [member]
Disclosure of detailed information about property, plant and equipment [line items]
Expenditure	₩ 4,016,832	₩ 3,585,047	₩ 1,657,425
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	0.70%	1.53%	2.39%
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Capitalization rate (%)	5.78%	6.91%	3.85%